Subordinated loans - Schedule of subordinated loans by group companies (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [table]
Subordinated loans	€ 16,715	€ 15,805
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [table]
Subordinated loans	15,890	13,150
ING Group Companies [member]
Disclosure of detailed information about borrowings [table]
Subordinated loans	€ 824	€ 2,654